CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 26,630	$ 37,848
Accounts receivable, net of allowances of $554 and $208, respectively	118,683	129,346
Inventories	128,224	117,267
Current assets held for sale	0	15,603
Other current assets	29,763	27,678
Total current assets	303,300	327,742
Property, plant and equipment, net of accumulated depreciation of $177,811 and $176,878, respectively	68,861	68,923
Operating lease right-of-use asset, net	29,931	31,165
Intangible assets, net of accumulated amortization of $9,491 and $14,643, respectively	3,918	6,594
Deferred income taxes, net	11,084	33,568
Noncurrent assets held for sale	0	9,173
Other assets	7,479	6,049
TOTAL ASSETS	424,573	483,214
Current liabilities:
Accounts payable	77,002	75,246
Current operating lease liabilities	8,033	7,502
Accrued liabilities and other	32,325	44,836
Current portion of long-term debt and short-term debt	8,438	15,313
Current liabilities held-for-sale	0	2,292
Total current liabilities	125,798	145,189
Long-term debt	127,062	126,201
Long-term operating lease liabilities	22,795	24,417
Pension and other post-retirement liabilities	8,143	9,196
Noncurrent liabilities held-for-sale	0	31
Other long-term liabilities	5,183	5,248
Total liabilities	288,981	310,282
Commitments and contingencies (Note 15)
Stockholders’ equity:
Preferred stock, $0.01 par value (5,000,000 shares authorized; no shares issued and outstanding)	0	0
Common stock, $0.01 par value (60,000,000 shares authorized; 33,694,396 and 33,322,535 shares issued and outstanding, respectively)	337	333
Treasury stock, at cost: 2,252,305 and 2,134,604 shares, respectively	(16,468)	(16,150)
Additional paid-in capital	269,117	265,217
Retained deficit	(74,051)	(46,184)
Accumulated other comprehensive loss	(43,343)	(30,284)
Total stockholders’ equity	135,592	172,932
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 424,573	$ 483,214